Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity File Number	001-35370
Entity Registrant Name	LUXFER HOLDINGS PLC
Entity Central Index Key	0001096056
Entity Tax Identification Number	98-1024030
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	3016 Kansas Avenue
Entity Address, City or Town	Riverside
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92507
City Area Code	414
Local Phone Number	269-2419
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value £0.50 each
Trading Symbol	LXFR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false